Significant Accounting Policies - Schedule of Amortized Cost, Unrealized Gains, Losses, and Fair Value of Available-for-Sale Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Level 2 securities:
Fair value	$ 18,402	$ 26,006
Cost or amortized cost	18,403	26,311
Gross unrealized holding loss	(1)	(305)
Corporate debt [Member]
Level 2 securities:
Fair value	15,516	19,441
Cost or amortized cost	15,517	19,715
Gross unrealized holding loss	(1)	(274)
US Treasury Bill Securities [Member]
Level 2 securities:
Fair value	1,985
Cost or amortized cost	1,985
Gross unrealized holding loss
Agency bonds [Member]
Level 2 securities:
Fair value	901
Cost or amortized cost	901
Gross unrealized holding loss
Municipal bonds [Member]
Level 2 securities:
Fair value		2,263
Cost or amortized cost		2,291
Gross unrealized holding loss		(28)
Certificates of deposit [Member]
Level 2 securities:
Fair value		2,989
Cost or amortized cost		2,989
Gross unrealized holding loss
Other [Member]
Level 2 securities:
Fair value		1,313
Cost or amortized cost		1,316
Gross unrealized holding loss		$ (3)